Equity - Summary of Common and Preferred Shares Outstanding (Parenthetical) (Detail) $ / shares in Units, $ in Millions				12 Months Ended
	Nov. 24, 2018 $ / shares shares	Nov. 13, 2017 $ / shares shares	Sep. 27, 2017 $ / shares shares	Oct. 31, 2018 CAD ($) $ / shares	Oct. 31, 2018 $ / shares $ / shares	Oct. 31, 2017 CAD ($) $ / shares	Oct. 31, 2018 $ / shares
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value adjustments to stock options | $				$ 15		$ 46
Average cost of shares purchased for cancellation				$ 99.29		$ 86.47
Average book value of shares purchased for cancellation				12.22		$ 12.15
Series AB non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares			12,000,000
Redemption price per share			$ 25
Series AD non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Redemption price per share				$ 25.00	$ 25.00
Series AD non-cumulative fixed rate first preference shares [member] | Non-adjusting share transaction events after reporting period [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	10,000,000
Redemption price per share	$ 25
Series C1 non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share					$ 25
Number of shares redeemed | shares		82,050
Redemption price per share		$ 1,000
Redemption price per depositary share		$ 25
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share					1,000
Preferred shares issued price per depositary share					$ 25
Redemption price per share							$ 1,000